Business Operations (Details Narrative) (USD $)	134 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2010	Apr. 19, 2010	Feb. 09, 2010	Apr. 30, 2009	Apr. 30, 2008
Organization, Consolidation and Presentation of Financial Statements [Abstract]
[us-gaap:BusinessCombinationStepAcquisitionEquityInterestInAcquireePercentage]					9900.00%
[us-gaap:CommonStockSharesIssued]	101,305,000	101,305,000	1,000,000	8,000,000	35,500,000	250,000	1,050,000,000
[us-gaap:PreferredStockRedemptionAmount]					$ 34,000,000
[us-gaap:ProfitLoss]	$ 1,704,018